Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
USA Mutuals Vice Fund | USA Mutuals Vice Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	20.32%	1.55%	(2.15%)	3.25%	(1.30%)	(0.90%)	26.24%	(21.27%)	25.72%	9.41%
USA Mutuals All Seasons Fund | USA Mutuals All Seasons Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.91%	6.76%	3.43%	6.91%	11.74%	(8.36%)	25.54%	(4.90%)